Schedule of Other Assets (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Other Assets
Accounts receivable and other items	$ 9,144	$ 10,799
Accrued interest	2,196	2,336
Current income tax receivable	1,862	2,294
Defined benefit asset	637	9
Insurance-related assets, excluding investments	2,040	2,268
Prepaid expenses	1,300	1,150
Total	$ 17,179	$ 18,856